Trade and other payables	12 Months Ended
Dec. 31, 2017
Disclosure Of Trade And Other Payables [Abstract]
Disclosure of trade and other payables [text block]

25 Trade and other payables

(€ million)	December 31, 2017	December 31, 2016
Trade payables	10,890	11,038
Advances	797	526
Other payables
- related to capital expenditures	2,094	2,158
- others	2,967	2,981
	5,061	5,139
	16,748	16,703

Down payments and advances for €797 million (€526 million at December 31, 2016) related to the Exploration & Production segment for €444 million (€153 million at December 31, 2016) and included €180 million of advances denominated in local currency relating to future supplies of equity hydrocarbons to our Egyptian State-owned partners in relation to the operations of Eni’s Concession Agreements in the Country for the next four-year period and in particular, among these, the Zohr project. Those advances have further reduced the Group net exposure towards the Country.

Other payables were as follows:

(€ million)	December 31, 2017	December 31, 2016
Payables related to capital expenditures due to
Suppliers in relation to investing activities	1,804	1,835
Joint venture partners in exploration and production activities	264	219
Other	26	104
	2,094	2,158
Other payables
Joint venture partners in exploration and production activities	1,968	2,057
Employees	184	180
Social security entities	84	94
Non-financial government entities	23	6
Other	708	644
	2,967	2,981
	5,061	5,139

Because of the short-term maturity and conditions of remuneration of trade payables, the fair value approximated the carrying amount.

Payables due to related parties are described in note 47 — Transactions with related parties.